STATEMENTS OF CHANGES IN PARTNERS’ CAPITAL (DEFICIT) - USD ($)	Total	Assignees [Member]	General Partner [Member]	Series Seven [Member]	Series Seven [Member] Assignees [Member]	Series Seven [Member] General Partner [Member]	Series Nine [Member]	Series Nine [Member] Assignees [Member]	Series Nine [Member] General Partner [Member]	Series Ten [Member]	Series Ten [Member] Assignees [Member]	Series Ten [Member] General Partner [Member]	Series Eleven [Member]	Series Eleven [Member] Assignees [Member]	Series Eleven [Member] General Partner [Member]	Series Twelve [Member]	Series Twelve [Member] Assignees [Member]	Series Twelve [Member] General Partner [Member]	Series Fourteen [Member]	Series Fourteen [Member] Assignees [Member]	Series Fourteen [Member] General Partner [Member]
Partners' capital (deficit) at Mar. 31, 2013	$ (19,288,519)	$ (17,714,699)	$ (1,573,820)	$ 0	$ (84,506)	$ 84,506	$ (6,318,257)	$ (5,920,237)	$ (398,020)	$ (1,816,839)	$ (1,603,758)	$ (213,081)	$ (815,365)	$ (592,527)	$ (222,838)	$ (3,681,584)	$ (3,393,638)	$ (287,946)	$ (6,656,474)	$ (6,120,033)	$ (536,441)
Net income (loss)	1,764,877	1,747,230	17,647	0	0	0	(37,650)	(37,273)	(377)	174,126	172,385	1,741	(95,260)	(94,307)	(953)	693,634	686,698	6,936	1,030,027	1,019,727	10,300
Distributions	(198,635)	(198,635)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(198,635)	(198,635)	0
Partners' capital (deficit) at Mar. 31, 2014	(17,722,277)	(16,166,104)	(1,556,173)	0	(84,506)	84,506	(6,355,907)	(5,957,510)	(398,397)	(1,642,713)	(1,431,373)	(211,340)	(910,625)	(686,834)	(223,791)	(2,987,950)	(2,706,940)	(281,010)	(5,825,082)	(5,298,941)	(526,141)
Net income (loss)	4,148,771	4,107,283	41,488	0	0	0	(29,822)	(29,524)	(298)	344,687	341,240	3,447	508,332	503,249	5,083	(10,347)	(10,244)	(103)	3,335,921	3,302,562	33,359
Partners' capital (deficit) at Mar. 31, 2015	$ (13,573,506)	$ (12,058,821)	$ (1,514,685)	$ 0	$ (84,506)	$ 84,506	$ (6,385,729)	$ (5,987,034)	$ (398,695)	$ (1,298,026)	$ (1,090,133)	$ (207,893)	$ (402,293)	$ (183,585)	$ (218,708)	$ (2,998,297)	$ (2,717,184)	$ (281,113)	$ (2,489,161)	$ (1,996,379)	$ (492,782)